Stockholders' Equity and Stock Based Compensation (Details 3) (USD $)	6 Months Ended
Jun. 30, 2014
Number of Options
Outstanding at beginning of period
Options granted	5,500,000
Options exercised
Options forfeited
Outstanding at end of period	5,500,000
Exercisable at end of period	5,500,000
Exercisable after June 30, 2014
Weighted Average Exercise Price Per Share
Outstanding at beginning of period
Options granted	$ 0.64
Options exercised
Options forfeited
Outstanding at end of period	$ 0.64
Exercisable at end of period	$ 0.64
Weighted Average Remaining Contractual Term
Options granted	9 years 7 months 6 days
Outstanding	9 years 7 months 6 days
Exercisable after June 30, 2014	9 years 7 months 6 days
Aggregate Intrinsic Value
Options granted	$ 0
Outstanding	0
Exercisable at end of period	$ 0